Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0002027317
Registrant Name	Curbline Properties Corp.
Registration File Number	333-290653
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES